CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General and administrative expenses to related parties	$ 72,847	$ 74,514	$ 69,043
Pre-opening costs expenses to related parties	32	152	101
Property charges and other expenses to related parties	630
Provision of Gaming Related Services [Member]
Costs to related parties	21,445	17,634	20,386
Rooms [Member]
Revenues from related parties	53,865	53,925	53,945
Costs to related parties	12,491	12,572	12,926
Food and Beverage [Member]
Revenues from related parties	38,719	35,937	28,917
Costs to related parties	27,797	27,089	28,954
Entertainment [Member]
Revenues from related parties	7,685	1,191	1,328
Costs to related parties	4,521	4,815	6,884
Mall [Member]
Costs to related parties	2,026	2,010	2,181
Retail and Other [Member]
Costs to related parties	$ 1,739	$ 2,370	$ 3,523